Stockholders' Equity - Stock Repurchases (Detail) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Compensation expense		$ 8,001	$ 3,567		$ 8,877	$ 3,978	$ 2,157
Payments for repurchase of common stock and preferred stock		2	14		20,810	4	5,069
Research and Development Expense
Class of Stock [Line Items]
Compensation expense		3,895	1,459		4,046	1,577	810
General and Administrative Expense
Class of Stock [Line Items]
Compensation expense		2,205	1,147		2,377	1,027	567
Selling and Marketing Expense
Class of Stock [Line Items]
Compensation expense		$ 1,850	$ 933		2,389	$ 1,335	753
2013 Repurchase
Class of Stock [Line Items]
Compensation expense							5,000
2013 Repurchase | Research and Development Expense
Class of Stock [Line Items]
Compensation expense							1,900
2013 Repurchase | General and Administrative Expense
Class of Stock [Line Items]
Compensation expense							$ 3,100
2015 Repurchase
Class of Stock [Line Items]
Compensation expense					2,000
Payments for repurchase of common stock and preferred stock	$ 22,800
2015 Repurchase | Research and Development Expense
Class of Stock [Line Items]
Compensation expense					800
2015 Repurchase | General and Administrative Expense
Class of Stock [Line Items]
Compensation expense					1,100
2015 Repurchase | Selling and Marketing Expense
Class of Stock [Line Items]
Compensation expense					$ 100
Common Class B | 2013 Repurchase
Class of Stock [Line Items]
Repurchase of stock (in shares)				1,498,464
Payments for repurchase of common stock				$ 10,000
Common Class B | 2015 Repurchase
Class of Stock [Line Items]
Repurchase of stock (in shares)	1,869,156
Series A preferred stock and Series B preferred stock | 2015 Repurchase
Class of Stock [Line Items]
Repurchase of stock (in shares)	365,916